Stockholders' equity (Detail)				12 Months Ended
		Mar. 21, 2017 shares	Jan. 13, 2014 shares	Dec. 31, 2014 shares	Mar. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares	Apr. 12, 2010 Class_of_Stock Shareholder $ / shares shares
Predecessor
Equity [Line Items]
Number of classes of common stock | Class_of_Stock								7
Common stock, par value | $ / shares								$ 0.01
Predecessor | Common Stock
Equity [Line Items]
Common stock shares issued or reserved for issuance		45,000,000
Common Class G | Predecessor
Equity [Line Items]
Common stock, par value | $ / shares						$ 0.01	$ 0.01
Common stock issued to existing stockholders								1
Number of common stockholders | Shareholder								2
Stock transfers	[1]			(1)
Common Class G | Predecessor | CHK Energy Holdings Inc.
Equity [Line Items]
Stock transfers			1
Common Class E | Predecessor
Equity [Line Items]
Common stock, par value | $ / shares						0.01	0.01
Common Class F | Predecessor
Equity [Line Items]
Common stock, par value | $ / shares						0.01	0.01
Common Class C | Predecessor
Equity [Line Items]
Common stock, par value | $ / shares						0.01	0.01
Class D Common Stock | Predecessor
Equity [Line Items]
Stock transfers	[1]			(279,999)
Class D Common Stock | Predecessor | CHK Energy Holdings Inc.
Equity [Line Items]
Stock transfers			279,999
Common Class A
Equity [Line Items]
Common stock, par value | $ / shares					$ 0.01
Common Class A | Predecessor
Equity [Line Items]
Common stock, par value | $ / shares						0.01	0.01
Stock transfers	[1]			293,023
Common stock shares issued or reserved for issuance		37,125,000
Common Class A | Predecessor | Chesapeake | Converted from Common Class D and Common Class G To Common Class A
Equity [Line Items]
Company Shares, Transactions Between Company Stockholders, Shares			280,000
Common Class A | Predecessor | Healthcare of Ontario Pension Plan Trust Fund
Equity [Line Items]
Company Shares, Transactions Between Company Stockholders, Shares			15,078
Common Class A | Predecessor | Healthcare of Ontario Pension Plan Trust Fund | Converted from Common Class B To Common Class A
Equity [Line Items]
Company Shares, Transactions Between Company Stockholders, Shares			13,023
Common Class B
Equity [Line Items]
Common stock, par value | $ / shares					$ 0.01
Common Class B | Predecessor
Equity [Line Items]
Common stock, par value | $ / shares						$ 0.01	$ 0.01
Stock transfers	[1]			(13,023)
Common stock shares issued or reserved for issuance		7,875,000

[1]	In this transaction, Healthcare of Ontario Pension Plan Trust Fund ("HOOPP") purchased 280,000 shares of Class A common stock converted from Class D and Class G common stock held by CHK Energy Holdings, Inc. ("CHK Energy Holdings") on January 13, 2014. An additional 15,078 shares of Class A common stock was purchased by HOOPP from various other stockholders of which 13,023 shares were converted from Class B common stock.